INVESTMENTS	6 Months Ended
Jun. 30, 2025
INVESTMENTS
INVESTMENTS

6.INVESTMENTS

The investments as of December 31, 2024 and June 30, 2025 were as follows:

	As of
	December 31,	June 30,
	2024	2025
Short-term investments
Equity securities with readily determinable fair values:
Marketable securities	81	67
Held to maturity investments
Bank time deposits and financial products	3,522	2,238
Total	3,603	2,305

Long-term investments
Equity securities without readily determinable fair values:
Cjia Group-preferred shares	66	39
Other equity securities without readily determinable fair values	20	22
Subtotal	86	61
Equity-method investments:
AAPC LUB	495	461
Hotel related funds	404	396
Other investments	214	248
Subtotal	1,113	1,105
Available-for-sale debt securities:
Cjia Group-convertible notes	230	235
Held to maturity investments
Bank time deposits	887	900
Total	2,316	2,301